As filed with the Securities and Exchange Commission on March 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, Minnesota 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 5/31/07

Date of reporting period: 2/28/07

Item 1. Schedule of Investments.

	Keystone Large Cap Growth Funds
	Schedule of Investments (Unaudited)		February 28, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 96.4%
	Consumer Merchandising - 10.5%
	Dick's Sporting Goods Inc. *	9,380	$490,949
	The Walt Disney Company	17,760	608,458
	J.C. Penney Company, Inc.	4,530	367,428
	Las Vegas Sands Corp. *	16,674	1,438,633
	Nordstorm Inc.	15,126	803,039
	Starbucks Corp.*	18,750	579,375
	Target Corporation	12,660	778,970
			5,066,852
	Consumer Staples - 5.9%
	Colgate-Palmolive Company	7,240	487,686
	Procter & Gamble Company	29,802	1,892,129
	Wal-Mart Stores, Inc.	9,870	476,721
			2,856,536
	Energy - 1.9%
	Apache Corp.	13,490	924,470

	Financial Institutions - 16.1%
	American International Group, Inc.	8,846	593,567
	Capital One Financial Corp.	11,510	887,191
	Chicago Mercantille Exchage Holdings, Inc.	1,334	719,199
	Endurance Specialty Holdings Ltd. f	50,650	1,796,049
	Goldman Sachs Group, Inc.	6,252	1,260,403
	Northern Trust Corporation	12,170	733,851
	SLM Corp.	21,050	897,151
	UBS AG f	14,140	834,826
			7,722,237
	Health Care Products - 13.0%
	Amgen Inc.*	5,500	353,430
	Genentech, Inc. *	18,090	1,526,253
	Gilead Sciences, Inc. *	21,710	1,553,568
	Novartis AG ADR *	32,233	1,786,675
	Osiris Therapeutics, Inc. *	36,185	515,998
	Teva Pharmaceutical Industries Ltd. ADR	13,810	491,084
			6,227,008
	Health Care Services - 3.9%
	United Health Group Inc.	36,180	1,888,596

	Health Care Technology - 2.1%
	Medtronic, Inc.	20,428	1,028,754

	Industrials - 10.7%
	The Boeing Company	18,004	1,571,209
	Caterpillar, Inc.	6,113	393,799
	Danaher Corporation	7,890	565,240
	Deere & Co.	6,450	699,309
	Expeditors International of Washington, Inc.	17,101	766,980
	Textron Inc.	12,500	1,153,625
			5,150,162
	Technology Services - 18.6%
	Apple Computer, Inc. *	8,150	689,571
	Broadcom Corporation *	21,220	723,390
	Citrix Systems, Inc. *	41,110	1,323,742
	Corning, Inc.*	56,900	1,173,847
	eBay, Inc.*	14,800	474,488
	Google, Inc. *	2,008	902,496
	MEMC Electronic Materials, Inc. *	23,731	1,223,808
	Qualcomm, Inc.	59,924	2,413,739
			8,925,081
	Technology Software - 13.7%
	Adobe Systems, Inc. *	57,230	2,246,277
	Autodesk, Inc. *	39,360	1,619,664
	Cisco Systems, Inc. *	75,650	1,962,361
	Rambus Inc.*	16,820	335,054
	SanDisk Corp.*	11,840	431,213
			6,594,569
	TOTAL COMMON STOCKS (Cost $45,131,065)		46,384,265

		Principal
	SHORT TERM INVESTMENTS - 0.9%	Amount
	AIM STIT-STIC Prime Portfolio, 5.250%, 01/01/2050	$ 435,485	435,485
	TOTAL SHORT TERM INVESTMENTS (Cost $435,485)		435,485

	Total Investments (Cost $45,566,550) - 97.3%		46,819,750
	Other Assets in Excess of Liabilities - 2.7%		1,284,694
	TOTAL NET ASSETS - 100.0%		$48,104,444

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Large Cap Growth Fund
Cost of Investments	$45,566,550

Gross unrealized appreciation	2,464,913
Gross unrealized depreciation	(1,211,713)
Net unrealized appreciation	$1,253,200

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date    March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date    March 28, 2007

By (Signature and Title) /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date    March 28, 2007